Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the unaudited condensed financial statements were issued. Based upon this review, other than as described below, the Company, did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On July 25, 2024, the Company issued an unsecured promissory note in the aggregate principal amount of $35,000 (the “Note”) to a related party, the Note being entered into in consideration of two transfers made by Jeffrey J. Gary to the Maker on April 18, 2024 for $25,000 and on May 22, 2024 for $10,000. The Note does not bear interest and matures upon the closing of an initial business combination by the Company. The principal balance may be prepaid at any time. The principal balance shall be payable by the Company either: (i) in cash, or (ii) at the Payee’s election in writing, by issuance of Maker’s private placement warrants (the “Private Warrants”), at a price of $1.00 per Private Warrant. Each Private Warrant entitles the holder to purchase one share of Class A common stock at $11.50 per share.

Note 13 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the consolidated financial statements were issued. Based upon this review, other as described below, the Company, did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 5, 2024, February 2, 2024, February 7, 2024, March 20, 2024 and May 6, 2024 the Company deposited $20,000, on each date, into the Trust Account to extend the Business Combination Period from January 7, 2024 to June 7, 2024.

For the period between March 2, 2023 and December 5, 2023, the Company withdrew an approximate amount of $2,497,250 from the Trust Account pursuant to seven separate written withdrawal requests to Continental Stock Transfer and Trust (“Continental”), the trustee for the Trust Account for the payment of taxes. Jeff Gary, consistent with his position as the Company’s Chief Financial Officer, signed and delivered each of the seven separate written withdrawal requests to Continental. Between March 10, 2023 and December 13, 2023 the Company paid an amount of $1,447,900 of which $1,130,000, in four payments, was paid for estimated income tax payments for 2022 and 2023 and $317,900, in three payments, was paid for Delaware franchise taxes. The CFO, made each of the seven payments for estimated taxes and Delaware franchise taxes. The Board learned further that between March 2, 2023 and December 31, 2023, Mr. Gary used the remaining approximate $3,049,360 that was withdrawn from the Trust Account for tax purposes, to pay other business expenses of the Company. Each of the transactions described above was recorded on the books of the Company and no money was used for anything other than tax payments or appropriate Company business related expenses. The $1,049,360 that was withdrawn from the Trust Account for tax purposes to pay business expenses of the Company was fully paid back to the Trust Account by the Sponsor on March 15, 2024 and on March 26, 2024, and the Sponsor wired an additional $36,285.07 in to the Trust Account to reimburse the Trust Account for interest that would have accrued on the funds that were erroneously withdrawn from the Trust Account. As a result, there has been no financial loss to shareholders or the Trust Account.

As a result of the above conduct by Mr. Gary, the Board adopted resolutions taking the following actions:

1.      On April 21, 2024, Mr. Gary was removed as the Company’s Chief Executive Officer and Chief Financial Officer of the Company.

2.      On April 21, 2024, Mr. Gary was appointed as an Assistant Finance Manager of the Company and shall report to the new Chief Financial Officer of the Company.

3.      On April 21, 2024, Michael Singer, the Executive Chairman of the Company, was appointed to the position of Chief Executive Officer of the Company.

4.      On April 21, 2024, Mr. Gary resigned as a director of the Board and the Board has accepted Mr. Gary’s resignation on April 21, 2024.

5.      Mr. Gary shall be removed from all Company bank accounts, including the Trust Account and Mr. Gary’s authority to withdraw funds from the Company bank accounts, including the Trust Account has been terminated.

6.      On April 21, 2024, the Board engaged Glenn Worman as the Company’s Chief Financial Officer, and that Mr. Worman will approve and sign the Company’s 2023 Annual Report on Form 10-K.

7.      Mr. Gary agreed to reimburse the Company for all fees and expenses incurred by the Company in connection with the Company’s engagement of Mr. Worman as the new Chief Financial Officer of the Company.

8.      Going forward all withdrawals from the Trust Account, payments of taxes and all fund transfers between the Company and the Sponsor will require the approval of both the Chief Executive Officer and Chief Financial Officer.

9.      All deferred compensation owed to Mr. Gary by the Company to date, in the aggregate amount of $132,500, shall be forfeited by Mr. Gary, and that henceforth Mr. Gary shall cease to accrue $7,500 per month in service fees currently recorded in due to related party on the balance sheet.

10.    Mr. Gary shall not be the Company’s designee to be a member of the board of directors of the post-transaction company in the Company’s planned business combination with Alpha Modus Corp.

In May 2024, the Company and the Sponsor entered into a capital contribution agreement effective as of May 9, 2023, in which the funds deposited by the Sponsor were to be considered a capital contribution to the Company.